Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net Loss	$ (1,162,661)	$ (1,549,973)
Adjustments to reconcile net loss to net cash from operating activities:
Bad debt expense	5,749	3,954
Inventories reserve	(1,329)	4,113
Depreciation expense	80,872	81,125
Stock-based compensation	24,000	24,000
Changes in operating assets and liabilities:
Accounts receivable	40,219	(123,035)
Accounts receivable - related party	(5,016)	(22,410)
Inventories	32,248	(10,117)
Other receivable	(2,400)	(900)
Prepaid expenses	(98,821)	18,356
Deposit	100,000	0
Accounts payable and accrued liabilities	32,400	(20,041)
Accounts payable - related party	(17,471)	0
Other current liabilities	164	(12,334)
Interest payable - related party	0	(1,750)
Customer deposit	(52,751)	(92,419)
Net cash flows used in operating activities	(964,297)	(1,183,486)
Cash flows from financing activities:
Proceeds from SBA loan	267,297	405,860
Payment on promissory note	0	(50,000)
Proceeds from bank loan	1,500,000	0
Prepayment on bank loan	(4,663)	0
Net cash flows provided by financing activities	1,762,407	355,860
Net change in cash	798,110	(827,626)
Cash beginning of period	583,325	2,192,870
Cash end of period	1,381,435	1,365,244
Supplemental cash flow disclosure:
Cash paid for income taxes	0	0
Cash paid for interest	$ 19,267	$ 1,831